Fees Summary	Sep. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 70,000,000
Previously Paid Amount
Total Fee Amount	6,124.00
Total Offset Amount
Net Fee	$ 6,124.00	[1]

[1]	Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended, the securities registered pursuant to this Registration Statement include unsold securities previously registered for sale pursuant to the registrant’s Registration Statement on Form S-1 (File No. 333-263759) initially filed by the registrant on March 22, 2022 and declared effective on September 16, 2022 (the “Prior Registration Statement”). The Prior Registration Statement registered securities with a maximum offering price of $70 million for sale pursuant to the registrant’s offering, and included securities that remained unsold from the Issuer’s preceding Registration Statement on Form S-1 (File No. 333-224557) filed by the registrant on May 1, 2018. For purposes of calculating the registration fees due in connection with the filing of this Registration Statement, the registrant has assumed that $30 million of unsold securities originally registered for sale pursuant to the Prior Registration Statement will be carried forward to this Registration Statement. Pursuant to Rule 415(a)(6), the registration fees in the amount of $2,781.00 previously paid with respect to such unsold securities will continue to apply to such unsold securities. Thus, $6,124.00 in filing fees are due in connection with this Registration Statement. Pursuant to Rule 415(a)(6), the offering of unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.